Revenue and expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

7. Revenue and expenses

(a) Revenue

Hudbay's revenue by significant product types:

	Year ended December 31,
	2023	2022
Copper	$1,065,830	$838,126
Zinc	76,611	223,400
Gold	463,009	325,133
Silver	35,594	24,959
Molybdenum	79,370	54,531
Other	239	5,374
Revenue from contracts	1,720,653	1,471,523
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	39,764	35,994
Amortization of deferred revenue - silver	32,660	36,235
Amortization of deferred revenue - variable consideration adjustments - prior periods	4,885	959
	77,309	73,188
Pricing and volume adjustments [2]	5,780	(14,335)
	1,803,742	1,530,376
Treatment and refining charges	(113,712)	(68,936)
	$1,690,030	$1,461,440

[1] See note 21.

[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value of non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

Consideration from the Company's stream agreements is considered variable (note 21). Gold and silver stream revenue can be subject to cumulative adjustments when the amount of precious metals to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2023, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a variable consideration adjustment was made for all prior year stream revenues since the stream agreement inception date. This variable consideration adjustment for the year ended December 31, 2023 resulted in an increase of revenue of $4,885 (December 31, 2022 - increase of revenue of $959).

(b) Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated income statements as follows:

	Year ended December 31,
	2023	2022
Cost of sales	$391,657	$337,615
Selling and administrative expenses	1,411	1,448
	$393,068	$339,063

(c) Share-based compensation expenses

Share-based compensation expenses are reflected in the consolidated income statements as follows:

	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2023
Cost of sales	$589	$-	$-	$-	$589
Selling and administrative	2,076	1,717	621	2,137	6,551
Other expenses	217	-	-	-	217
	$2,882	$1,717	$621	$2,137	$7,357
Year ended December 31, 2022
Cost of sales	$420	$-	$-	$-	$420
Selling and administrative	1,541	(849)	(1,011)	$1,848	1,529
Other expenses	115	-	-	-	115
	$2,076	$(849)	$(1,011)	$1,848	$2,064

During the year ended December 31, 2023, the Company granted 801,661 stock options (year ended December 31, 2022 - 602,614). For further details on stock options, see note 27b.

(d) Employee benefits expense

This table presents employee benefit expense recognized in the consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2023	2022
Current employee benefits	$193,534	$184,100
Profit-sharing plan expense	28,671	22,002
Share-based compensation (notes 7c, 22, 27)
Equity settled stock options	2,137	1,848
Cash-settled restricted share units	2,882	2,076
Cash-settled deferred share units	1,717	(849)
Cash-settled performance share units	621	(1,011)
Employee share purchase plan	1,822	1,941
Post-employee pension benefits
Defined benefit plans	774	9,737
Defined contribution plans	701	2,097
Post-employment plan curtailment (note 23, 24)	50	(2,384)
Post-employment plan attribution changes (note 24)	-	(3,179)
Other post-retirement employee benefits	12	8,894
Termination benefits	4,588	5,092
	$237,509	$230,364

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Company has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Company makes a matching contribution of 75% of the participant's contribution.

See note 23 for a description of Hudbay's pension plans and note 24 for Hudbay's other employee benefit plans.

(e) Other expenses

	Year ended December 31,
	2023	2022
Regional costs	$4,288	$4,813
Loss (gain) on disposal of PP&E	7,449	(3,312)
Amortization of community costs (other assets)	6,985	2,720
Copper Mountain related acquisition costs (note 5)	6,932	708
Restructuring	2,909	10,609
Care & maintenance - Manitoba	17,081	9,040
Evaluation costs	774	7,964
Insurance recovery	(4,226)	(5,698)
Change in other provisions (non-capital)	-	5,798
Value-added-tax recovery	(3,859)	-
Other	(25)	(56)
	$38,308	$32,586

The Flin Flon concentrator and tailings impoundment has been shifted to care and maintenance to provide optionality should another mineral discovery occur in the Flin Flon area. During the year ended December 31, 2023, care & maintenance costs were $17,081 (year ended December 30, 2022 - $9,040).

During 2023, there were costs incurred related to the restructuring of the British Columbia operations of $2,909. During the year ended December 31, 2022, there were costs incurred related to the restructuring of the Manitoba operations in preparation for the closure of 777 mine, zinc plant and Flin Flon mill of $10,609. These costs were related to activities performed in advance of the mine's expected closure in June 2022 along with ongoing restructuring, closure and severance costs.

During 2023, loss on disposition of property, plant and equipment includes the disposition of non-current assets in Peru, Copper Mountain and Manitoba.

During 2022, gains on the disposition of property, plant and equipment and other non-current assets includes the disposition of Mason's Lordsburg property, along with dispositions of non-current assets as a result of the closure of our Flin Flon operations.

During 2023, a gain of $4,226 was recorded to reflect the insurance recovery claim proceeds following a barge at Copper Mountain that sank in March 2023. As of December 31, 2023, all of the proceeds have been received.

During 2022, a gain of $5,698 was recorded to reflect the insurance recovery claim proceeds following a shaft incident at 777 in October 2020. As of December 31, 2022, all of the proceeds have been received.

During 2023, a gain of $3,859 was recorded to reflect the recovery of a value-added tax receivable that had previously been written off in Peru.

(f) Net finance expense

	Year ended December 31,
	2023	2022
Net interest expense on long-term debt
Net interest expense on long-term debt	$76,202	$67,663
Accretion on streaming arrangements (note 21)
Additions	26,387	28,718
Variable consideration adjustments - prior periods	(96)	(940)
	26,291	27,778
Change in fair value of financial assets and liabilities at fair value through profit or loss
Gold prepayment liability (note 18)	11,223	3,426
Investments	2,830	(2,484)
	14,053	942
Other net finance costs
Net foreign exchange loss (gain)	5,342	(5,384)
Accretion on community agreements measured at amortized cost	4,178	3,099
Accretion on environmental provisions	9,948	8,498
Accretion on Wheaton refund liability	487	879
Withholding taxes	6,035	6,092
Loss on disposal of investments	667	3,648
Other finance expense	10,278	7,885
Interest income	(8,146)	(2,606)
	28,789	22,111
Net finance expense	$145,335	$118,494

Other finance expense relates primarily to standby fees on Hudbay's revolving credit facilities and leases.

(g) Impairment loss

As a result of the Copper World Complex preliminary economic assessment released in June 2022, which contemplates the mining of the Copper World deposits and the Rosemont deposit in a two-phase mine plan, it was determined that certain capitalized costs and assets associated with the previous stand-alone development plan for the Rosemont deposit are no longer recoverable. As a result, during the second quarter of 2022, the Company recognized a pre-tax impairment loss of $94,956 related to these assets. The impairment loss was determined based on the specific identification of assets that are not expected to be recoverable under the Copper World Complex PEA. The Company presented the impairment losses within the Arizona segment in note 35. The fair value measurements used in the determination of impairment charges are categorized as level 2 based on the degree to which inputs are observable and have a significant effect on the recorded fair value.